General Information	6 Months Ended
Jun. 30, 2019
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General Information

NOTE 1 - GENERAL INFORMATION

Constellium is a global leader in the design and manufacture of a broad range of innovative specialty rolled and extruded aluminium products, serving primarily the packaging, aerospace and automotive end-markets. The Group has a strategic footprint of manufacturing facilities located in North America, Europe and China and operates 26 production facilities, 3 administrative centers and 3 R&D centers. The Group has approximately 13,000 employees.

On June 28, 2019, the Company changed its legal form from Naamloze Vennootschap (N.V.) to Societas Europaea (SE) and its name from Constellium N.V. to Constellium SE.

Constellium is a public company with limited liability. The business address (head office) of Constellium SE is Tupolevlaan 41-61, 1119 NW Schiphol-Rijk, the Netherlands.

Unless the context indicates otherwise, when we refer to “we”, “our”, “us”, “Constellium”, the “Group” and the “Company” in this document, we are referring to Constellium SE and its subsidiaries.